Asset Impairment, Restructuring, and Other Special Charges (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Severance									$ 127.8	$ 601.0	$ 85.9
Pension and post-retirement medical charges associated with U.S. voluntary early retirement program (see Note 14)									0.0	446.7	0.0
Asset impairment (gains from facility sales) and other special charges									139.1	283.9	(13.0)
Asset impairment, restructuring, and other special charges	$ 192.7	$ 42.9	$ (25.5)	$ 56.8	$ 830.7	$ 389.2	$ 0.3	$ 111.4	$ 266.9	$ 1,331.6	$ 72.9